OTHER FINANCIAL LIABILITIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Total obligations with financial institutions	$ 7,891,640	$ 8,604,920
Brazil, Brazil Real
Disclosure of detailed information about property, plant and equipment [line items]
Total obligations with financial institutions	130	1,253
Chile, Pesos
Disclosure of detailed information about property, plant and equipment [line items]
Total obligations with financial institutions	521,122	203,194
United States of America, Dollars
Disclosure of detailed information about property, plant and equipment [line items]
Total obligations with financial institutions	$ 7,370,388	$ 8,400,473